Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary Of Provision for Income Taxes
The provision for income taxes for the years ended December 31, 2019 and 2020 consisted of the following.

	December 31,
	2019	2020

Current:
Federal	$—	$—
State	1	1

Total current provision	1	1

Total deferred provision	—	—

Total provision for income taxes	$1	$1

Schedule Of Reconciliation Of The Provision For Incomes Taxes
A reconciliation of the provision for income taxes computed using the U.S. statutory federal income tax rate compared to the income tax provision included in the statement of operations and comprehensive loss is as follows.

	Year ended December 31,
	2019	2020
Tax at U.S. statutory rate on income before income taxes	$(2,409)	$(11,217)
Change in valuation allowanc e	2,999	10,986
Research and development credits	(635)	122
State taxes	1	1
Other	45	109

Total provision for income taxes	$1	$1

Schedule Of Components Of the Deferred Tax Assets And Liabilities	The significant components of the Company’s deferred tax assets and liabilities are as follows.

	December 31,
	2019	2020

Deferred tax assets:
Net operating loss carryforwards	$7,267	$9,681
Research and other tax credits	2,603	2,652
Property and equipment	—	25
Intangible asset s	27	8,019
Stock-based compensation	63	119
Reserves and accruals	108	554

Total deferred tax assets	10,068	21,050
Valuation allowance	(10,002)	(21,050)

Total deferred tax assets, net of valuation allowance	$66	$—

Deferred tax liabilities:
Property and equipment	(66)	—

Total deferred tax liabilities	(66)	—

Net deferred tax assets	$—	$—